6. STOCK COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
6. STOCK COMPENSATION

The Company's results for the years ended December 31, 2012 and 2011 include employee share-based compensation expense totaling approximately $252,000 and $118,000 respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2012 and 2011:

	Years Ended December 31,
	2012	2011
Employee stock based compensation-option grants	$238,500	$89,963
Employee stock based compensation-stock grants	13,500	28,500
Non-Employee stock based compensation-option grants	297,011	252,378
Non-Employee stock based compensation-stock grants	881,547	65,454
Non-Employee stock based compensation-stock warrant	50,684	38,264
	$1,481,242	$474,559